RELATED PARTIES DISCLOSURES	12 Months Ended
Dec. 31, 2020
RELATED PARTIES DISCLOSURES [Abstract]
RELATED PARTIES DISCLOSURES
NOTE 25.  RELATED PARTIES DISCLOSURES

Receivables, payables, revenues and expenses which are included in the combined financial statements for all transactions with related parties, defined as entities related to the Technip Energies Group’s directors and TechnipFMC’s main shareholders as well as the partners of the Technip Energies Group’s joint ventures and affiliates, were as follows.

25.1  Transactions with related parties and equity affiliates

Trade receivables consisted of receivables due from the following related parties:

	December 31,
(In millions)	2020	2019	2018
TP JGC Coral France SNC	€30.9	€35.6	€27.5
TTSJV WLL	12.1	19.9	-
TPIT & DAR Engineering	2.6	-	-
Novarctic	7.0	0.4	-
Others	7.4	2.7	2.6
Total trade receivables	€60.0	€58.6	€30.1

TP JGC Coral France SNC is an equity method affiliate.

Trade payables consisted of payables due to the following related parties:

	December 31,
(In millions)	2020	2019	2018
Saipem	€12.7	€-	€-
Chiyoda	11.6	22.1	61.1
Suez Group S.A.	6.1	-	-
JGC Corporation	1.5	13.4	60.7
Nipigas	1.4	-	-
Others	0.4	2.5	1.8
Total trade payables	€33.7	€38.0	€123.6

JGC Corporation and Chiyoda are partners on the Yamal project.

Revenue consisted of amounts with the following related parties:

(In millions)	2020	2019	2018
TTSJV WLL	€41.7	€113.9	€-
TP JGC Coral France SNC	42.5	98.3	94.4
Anadarko Petroleum Company	-	13.9	3.1
Novarctic	8.5	-	-
TPIT & DAR Engineering	1.3	-	-
Others	-	1.6	14.1
Total revenue	€94.0	€227.7	€111.6

A member of the Technip Energies Board of Directors served on the Board of Directors of Anadarko Petroleum Company (“Anadarko”) until August 2019. In August 2019, Anadarko was acquired by Occidental Petroleum Corporation (“Occidental”). As a result, the Director no longer serves as a member of the Board of Directors of Anadarko. The Director is not an officer or director of Occidental.

Expenses consisted of amounts with the following related parties:

(In millions)	2020	2019	2018
Saipem	€15.9	€-	€-
Nipigas	1.4	-	-
JGC Corporation	0.4	18.6	68.9
Chiyoda	1.2	22.4	45.0
Others	0.6	5.3	25.6
Total expenses	€19.5	€46.3	€139.5

25.2  Transactions with TechnipFMC

The Technip Energies Group maintains business relations with direct and indirect subsidiaries of TechnipFMC through its legal entities. During the reporting periods, the Technip Energies Group was integrated into the group-wide cash pooling arrangements that were managed centrally by TechnipFMC.

TechnipFMC’s business model includes a combination of stand-alone and combined business functions between TechnipFMC and the Technip Energies Group, varying by region and country. The combined financial statements of the Technip Energies Group include allocations of these costs between
TechnipFMC and the Technip Energies Group. Such allocations are estimates, and also may not represent the cost of such services if performed on a stand-alone basis. See further description of costs allocations in Note 1.4 Principles applied in preparing the combined financial statements.

The combined statements of financial position include certain of TechnipFMC’s assets and liabilities that are specifically identifiable or otherwise attributable to the Technip Energies Group and will be transferred to the Technip Energies Group in connection with the Spin-off. Transactions other than trade receivables and payables between the Technip Energies Group and TechnipFMC are considered to be effectively settled at the time the transaction is recorded. The net effect of these transactions is included in the combined statements of cash flows as Net contributions from/ (distributions to) TechnipFMC.

The Invested Equity And Retained Earnings in the combined statements of financial position represents TechnipFMC’s historical investment in the Technip Energies Group, the net effect of allocations from transactions with TechnipFMC, net transfers of cash and assets to TechnipFMC and the Technip Energies Group’s accumulated retained earnings.
The components of Net Contributions From / (Distributions To) TechnipFMC in the combined statement of changes in invested equity for all periods presented were as follows:

	December 31,
(In millions)	2020	2019	2018
Corporate allocations	€381.2	€322.8	€314.7
Change in cash pooling balances	30.6	51.3	(78.2)
Dividend declared and cash settled to TechnipFMC	(337.6)	(527.8)	(232.8)
Net Assets from/(to) parent for business combinations and divestures	-	-	(54.0)
Non-monetary (dividend to)/distribution from TechnipFMC	(144.1)	147.6	(379.8)
Total net contributions from / (distributions to) TechnipFMC per combined statements of changes in invested equity	€(69.9)	€(6.1)	€(430.1)

A reconciliation of Net Contributions From / (Distributions To) TechnipFMC to the corresponding amounts presented in the combined statement of cash flows for all periods presented is as follows:

	December 31,
(In millions)	2020	2019	2018
Net transfers to Parent per combined statement of changes in equity	€(69.9)	€(6.1)	€(430.1)
Corporate allocations	(381.2)	(322.8)	(314.7)
Net assets transfers (to) from Parent for business combinations and divestitures	-	-	54.0
Others	(324.8)	(84.0)	(6.4)
Total net contributions from/(distributions to) TechnipFMC per combined statement of cash flows	€(775.9)	€(412.9)	€(697.2)

Due from TechnipFMC consisted of:

(In millions)	2020	2019	2018
Trade receivable	€65.2	€14.9	€23.0
Loans due from TechnipFMC	56.6	1.1	0.8
Total financial assets due from TechnipFMC	€121.8	€16.0	€23.8

Trade and other receivable comprise items arising in the ordinary course of business. Loans due from TechnipFMC represent discrete loans separately negotiated between TechnipFMC and affiliates of the Technip Energies Group for various business and financing reasons during the reporting periods.

Due to TechnipFMC consisted of:

	December 31,
(In millions)	2020	2019	2018
Trade payable	€73.5	€20.3	€74.8
Loans due to TechnipFMC	3.7	4.6	23.6
Dividends due to TechnipFMC	-	-	17.8
Total due to TechnipFMC	€77.2	€24.9	€116.2

Trade and other payables comprise items arising in the ordinary course of business. Loans due to TechnipFMC represent discrete loans separately negotiated between TechnipFMC and the affiliates of the Technip Energies Group for various business and financing reasons during the reporting period. These loans are considered as related party loans in these combined financial statements.

Related party revenue and operating expenses with TechnipFMC in the combined statement of income consisted of:

(In millions)	2020	2019	2018
Revenue	€47.4	€48.4	€67.9
Expenses	23.4	24.3	46.3
Dividends Income	€-	€-	€6.1

The Technip Energies Group’s revenues and expenses comprise items arising in the ordinary course of business. Expenses also include the allocation of general corporate expenses from TechnipFMC for certain management and support functions which are provided on a centralized basis within TechnipFMC.

25.3  Key management remuneration

Under IAS 24-Related parties, remuneration paid to key management personnel including members of TechnipFMC’s Board of Directors must be disclosed. Since the Technip Energies Group has not had a separate management team during the periods presented the following table presents the share of employee benefits of TechnipFMC’s key management allocated to the Technip Energies Group and recognized in the combined financial statements. The share of key management remuneration benefits attributable to the Technip Energies Group was determined using an allocation key based on the number of employees.

Key management remuneration is as follows:

	Year Ended December 31,
(In millions)	2020	2019	2018
Salaries, bonuses and fringe benefits	€0.4	€0.5	€0.5
Taxable benefits	0.0	-	0.1
Annual Incentive	0.5	1.2	0.9
Long-term incentive awards	0.2	1.6	4.0
Pension related benefits	0.1	0.1	0.1
Total	€1.2	€3.4	€5.6

As the Technip Energies Group has not had its separate Board of Directors, no remuneration of the Board of Directors has been presented. As the Technip Energies Group did not operate as a stand-alone public company during the historical periods, the amounts presented above are not indicative of the Technip Energies Group’s key management compensation in the future.